Note 10 - Finance Costs - Disclosure of Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Debt facilities (Note 19)	$ 10,389	$ 2,254
Equipment financing obligations (Note 20)	524	561
Accretion of decommissioning liabilities	1,495	935
Silver sales and other	628	521
	$ 13,036	$ 4,271